Relationship with DuPont - Additional Information (Details) (Predecessor [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013 plant	Dec. 31, 2012
Predecessor [Member]
Related Party Transaction [Line Items]
Number of plants where manufacturing was conducted	35
Number of plants shared with non-DPC operations	3
Amount credited to cost of goods sold for use by non-DPC businesses (less than $.3 million for Jan. 1, 2013 through Jan. 31, 2013)	$ 0.3	$ 1.0
Amount charged to cost of goods sold for use of shared assets (less than $.2 million for Jan. 1, 2013 through Jan. 31, 2013)	$ 0.2	$ 0.4